Financial Instruments - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			12 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 1,277,132	$ 1,247,700		$ 1,247,700
Decreases (increases) in the Bank's before-tax annual earnings	59		$ 44	55
The unrealized foreign currency translation losses	316		$ 329	308
Derivative liabilities transferred into Level 3	0	0
Derivative liabilities transferred out of Level 3	0	0
Other foreign governments debt [member]
Disclosure of detailed information about financial instruments [line items]
Derivative asset transferred out of Level 3		120
Obligations Relating To Short Selling Of Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities transferred out of level two into level one	247	3,966
Liabilities transferred out of level one into level two	136	89
Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one	909	9,837
Assets transferred out of level one into level two	496	798
Investment Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one	459	6,265
Assets transferred out of level one into level two	512	235
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	190,756
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	1,086,376
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	459,461	450,056		450,056
Retail [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	116,899	111,000		111,000
Retail [member] | Standardized portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	67,000	$ 63,000		$ 63,000
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount	$ 342,562
Percentage of residential mortgage portfolio insured	27.00%			28.00%
Percentage of residential mortgage portfolio uninsured to average loan value	52.00%	49.00%		49.00%
Retail [member] | Top of range [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Secured mortgage loans to value ratio	80.00%